Subsidiaries (Details) £ in Thousands					12 Months Ended
	Aug. 22, 2022 USD ($)	Aug. 22, 2022 GBP (£)	Jan. 04, 2022 USD ($)	Jan. 04, 2022 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Jun. 30, 2023 GBP (£)	Mar. 31, 2023 GBP (£)	Jul. 07, 2022	Mar. 31, 2022 USD ($)	Mar. 31, 2022 GBP (£)
Subsidiaries [Line Items]
Percentage of voting interests			100.00%
Selling shareholders amount			$ 1,349			£ 1,000
Deferred consideration shareholders, percentage					39.00%	39.00%
Aggregate amount						£ 7,000
Gross profit based earn-out consideration						3,000
Gross profit				£ 9,364		6,962
Revenues based earn-out						3,000
Revenues | $					$ 30,856,000		$ 29,582,000	$ 9,371,000
Revenue paid	$ 1,163	£ 1,000
Deferred consideration amount												£ 522
Selling shareholders, percentage							39.00%
Payment of settle liabilities (in Dollars) | $					5,544
Acquisition related costs (in Dollars) | $					888
Cash paid (in Dollars) | $					13,611,000
Contingent consideration [member]
Subsidiaries [Line Items]
Gross profit						5,570
Selling shareholders, percentage							39.00%
General and Administrative Expenses [member]
Subsidiaries [Line Items]
Acquisition related costs (in Dollars) | $					$ 1,094,000
Global Inkjet Systems Ltd. [Member]
Subsidiaries [Line Items]
Revenues			12,869,000			£ 9,537
Subsequent [Member]
Subsidiaries [Line Items]
Deferred consideration amount									$ 435,000	$ 348,000			£ 750
Bottom of range [member]
Subsidiaries [Line Items]
Percentage of EBITDA					50.00%	50.00%
Remaining contingent consideration																£ 4,500
Top of range [member]
Subsidiaries [Line Items]
Percentage of EBITDA					50.00%	50.00%
Remaining contingent consideration																£ 6,000
Acquisition of Formatec Holdings [member]
Subsidiaries [Line Items]
Percentage of voting interests														100.00%
EBITDA [Member]
Subsidiaries [Line Items]
Earn-out consideration			$ 535,000								£ 1,000				$ 396,000
GIS Revenues Threshold [member]
Subsidiaries [Line Items]
Revenue of GIS						£ 8,584
Business Combination [member]
Subsidiaries [Line Items]
Earn-out consideration shareholders					39.00%	39.00%